Receivables	9 Months Ended
Sep. 30, 2022
Receivables [Abstract]
RECEIVABLES
5.	RECEIVABLES

As of September 30, 2022, accounts receivable consists of customer receivables of $75,266 (net an allowance for doubtful accounts of $1,000) and GST receivable of $10,792. As of December 31, 2021, accounts receivable consists of customer receivables of $90,808 (net an allowance for doubtful accounts of $11,500) and GST receivable of $32,809.